Offsets	Mar. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Plains GP Holdings L.P.
Form or Filing Type	S-3
File Number	333-268843
Initial Filing Date	Dec. 16, 2022
Fee Offset Claimed	$ 115,900.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A shares representing limited partnership interests
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 938,900,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, this registration statement includes unsold Class A shares with a maximum aggregate offering price of $938,900,000 that were previously registered under a Registration Statement on Form S-3 with the U.S. Securities and Exchange Commission (the "SEC") on December 8, 2016 (File No. 333-214964) ("Registration Statement I") and declared effective on December 20, 2016, which was subsequently updated and replaced by that certain Registration Statement on Form S-3, filed with the SEC on December 13, 2019 (File No. 333-235482) ("Registration Statement II") and declared effective on December 23, 2019, which was subsequently updated and replaced by that certain Registration Statement on Form S-3, filed with the SEC on December 16, 2022 (File No. 333-268843) ("Registration Statement III" and, together with the Registration Statement I and Registration Statement II, the "Prior Registration Statements") and declared effective on January 5, 2023, registering the unsold Class A shares with a maximum aggregate offering price of $938,900,000. A filing fee of $115,900.00 with respect to Class A shares with a maximum aggregate offering price of $1,000,000,000 was paid in connection with the filing of Registration Statement I, which will continue to be applied to the unsold Class A shares included on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the Class A shares with a maximum aggregate offering price of $938,900,000 being registered hereby in the amount of $129,662.09 is offset by $115,900.00 in registration fees previously paid by Plains GP with respect to the Class A shares that were registered but not issued pursuant to the Prior Registration Statements. Concurrently with the filing of this registration statement, any offering of unsold securities pursuant to Registration Statement III is hereby terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Plains GP Holdings L.P.
Form or Filing Type	S-3
File Number	333-214964
Filing Date	Dec. 08, 2016
Fee Paid with Fee Offset Source	$ 115,900.00